CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues		$ 164,524,789	$ 173,319,821	$ 164,275,443
Net cost of sales		(96,041,564)	(92,843,404)	(81,049,791)
Gross profit		68,483,225	80,476,417	83,225,652
Administrative expenses		(5,754,433)	(4,996,067)	(4,947,813)
Selling expenses		(10,203,597)	(9,339,564)	(8,725,879)
Other operating results		(76,498)	250,925	293,522
Impairment of PPE		0	0	(9,156,072)
Operating profit		52,448,697	66,391,711	60,689,410
Net financial results
Financial income		29,776,707	13,386,552	16,216,663
Financial expenses		(58,904,450)	(32,942,739)	(53,495,791)
Other financial results		22,199,580	395,150	(19,919,477)
Gain on net monetary position		3,768,283	18,311,140	19,058,813
Total net financial results		(3,159,880)	(849,897)	(38,139,792)
Share of profit from associates		90,138	41,347	62,657
Net income before income tax		49,378,955	65,583,161	22,612,275
Income tax expense		(17,061,153)	(24,810,849)	(12,950,061)
Total comprehensive income for the year		32,317,802	40,772,312	9,662,214
Total comprehensive income attributable to:
Owners of the Company		32,317,790	40,772,306	9,662,187
Non-controlling interests		$ 12	$ 6	$ 27
Total comprehensive income per share attributable to owners of the Company:
Weighted average of outstanding ordinary shares (in shares)	[1],[2]	752,761,058	752,761,058	762,371,755
Basic earnings per share (in pesos per share)		$ 42.93	$ 54.16	$ 12.68
Diluted earnings per share (in pesos per share)		$ 42.93	$ 54.16	$ 12.68

[1]	The weighted average number of shares considers the effect of the weighted average of the changes originated in the transactions with the treasury shares made during the year.
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.